Workers' Compensation And Black Lung (Schedule Of Changes In Benefit Liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of period	$ 6,747	$ 5,649	$ 6,641
Service cost	385	378	491
Interest cost	186	231	312
Actuarial (gain)/loss	(945)	622	(1,723)
Benefits and expenses paid	(253)	(133)	(72)
Benefit obligation at end of period	6,120	6,747	5,649
Black Lung Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of period	8,513	6,392	5,055
Service cost	736	1,215	156
Interest cost	469	466	110
Actuarial (gain)/loss	(1,584)	693	1,231
Benefits and expenses paid	(883)	(253)	(160)
Benefit obligation at end of period	$ 7,251	$ 8,513	$ 6,392